PROPERTY, PLANT AND EQUIPMENT (PP&E) (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]
Details of property, plant and equipment at December 31, 2021 and 2022 are as follow:

	Thousands of U.S. dollars
	Balance at December 31, 2020	Additions	Disposals	Transfers	Translation Differences	Hyperinflation Adjustments	Balance at December 31, 2021
Cost
Buildings	15,824	147	—	(5,803)	(1,321)	—	8,847
Plant and machinery	4,519	40	(234)	(954)	(88)	32	3,315
Furniture, tools and other tangible assets	315,448	12,161	(5,056)	14,122	(10,559)	8,182	334,298
PP&E under construction	14,070	8,783	—	(7,365)	(7,855)	—	7,633
Total cost	349,861	21,131	(5,290)	—	(19,823)	8,214	354,093
Accumulated depreciation
Buildings	(4,586)	(198)	—	—	275	—	(4,509)
Plant and machinery	(8,265)	(331)	234	—	5,215	(18)	(3,165)
Furniture, tools and other tangible assets	(246,122)	(23,122)	5,056	—	6,857	(7,693)	(265,024)
Total accumulated depreciation	(258,973)	(23,651)	5,290	—	12,347	(7,711)	(272,698)
Property, plant and equipment	90,888	(2,520)	—	—	(7,476)	503	81,395

	Thousands of U.S. dollars
	Balance at December 31, 2021	Additions	Disposals(¹)	Transfers	Translation Differences	Hyperinflation Adjustments	Balance at December 31, 2022
Cost
Buildings	8,847	—	—	—	(11)	—	8,836
Plant and machinery	3,315	—	(1,622)	—	(1,693)	—	—
Furniture, tools and other tangible assets	334,298	3,450	(10,412)	4,329	18,878	10,424	360,967
PP&E under construction	7,633	1,580	(207)	(4,329)	214	—	4,891
Total cost	354,093	5,030	(12,241)	—	17,388	10,424	374,694
Accumulated depreciation
Buildings	(4,509)	(470)	—	—	(82)	—	(5,061)
Plant and machinery	(3,165)	(6)	1,626	248	1,297	—	—
Furniture, tools and other tangible assets	(265,024)	(24,262)	10,636	(248)	(11,477)	(9,985)	(300,360)
Total accumulated depreciation	(272,698)	(24,738)	12,262	—	(10,262)	(9,985)	(305,421)
Impairment	—	(811)	—	—	(21)	—	(832)
Property, plant and equipment	81,395	(20,519)	21	—	7,105	439	68,441
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